Unbilled Revenue - Summary of Unbilled Revenue (Details) - USD ($) $ in Millions		Mar. 31, 2023	Mar. 31, 2022
Revenue [abstract]
Unbilled financial asset	[1]	$ 1,157	$ 838
Unbilled non financial asset	[2]	880	812
Unbilled Revenue		$ 2,037	$ 1,650

[1]	Right to consideration is unconditional and is due only after a passage of time.
[2]	Right to consideration is dependent on completion of contractual milestones.